RELATED PARTY TRANSACTIONS AND BALANCES (Details 5) ¥ in Millions	May. 12, 2015 CNY (¥)	Feb. 02, 2015 CNY (¥)	Feb. 02, 2015 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Accrued expenses due to related parties				$ 253,365
Shanda Computer
Related Party Transaction [Line Items]
Accrued expenses due to related parties				$ 253,365
Mr. Xu
Related Party Transaction [Line Items]
Loan from related party		¥ 30.0	$ 4,840,000
Term of the loan		1 year	1 year
Interest rate, per annum		6.50%	6.50%
Mr. Xu | Shanda Computer
Related Party Transaction [Line Items]
Payment in exchange for loan transfer | ¥	¥ 30.3